Quarterly Report
December 31, 2021
MFS®  Arkansas
Municipal Bond Fund
MAR-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.3%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$243,776
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	175,000	200,700
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	106,529
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	117,904
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	89,341
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	139,595
		$897,845
General Obligations - General Purpose – 4.3%
Arkansas Higher Education, 4%, 6/01/2029	$2,000,000	$2,165,661
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	375,000	401,149
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	70,000	79,408
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	110,000	124,994
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	80,000	100,278
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	30,000	34,032
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	225,000	255,026
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,620,000	1,437,750
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	320,000	322,262
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	60,357
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	130,000	130,473
State of California, Various Purpose General Obligation Refunding, 4%, 10/01/2041	1,140,000	1,377,798
State of Illinois, General Obligation, 5.5%, 5/01/2039	120,000	153,325
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	147,310
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	150,000	182,691
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	225,000	279,398
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	205,000	259,237
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	295,000	380,048
		$7,891,197
General Obligations - Schools – 10.5%
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	$1,500,000	$1,685,614
Benton County, AR, Bentonville School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	1,000,000	1,110,657
Benton County, AR, Bentonville School District No. 6 Construction, “G”, 2.25%, 6/01/2046	1,000,000	979,871
Benton County, AR, Bentonville School District No. 6 Refunding, “F”, 5%, 6/01/2025	480,000	552,138
Benton County, AR, Bentonville School District No. 6 Refunding, “F”, 5%, 6/01/2026	300,000	355,877
Benton County, AR, Bentonville School District No. 6 Refunding, “F”, 3%, 6/01/2027	1,065,000	1,172,700
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	47,811
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,758
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	626,637
Crittenden County, AR, Earle Special School District Refunding and Construction, 4%, 2/01/2048	2,060,000	2,123,141
Fort Smith, AR, School District No. 100 Construction, “B”, 2.75%, 2/01/2045	1,370,000	1,398,002
Johnson County, AR, Clarksville School District No. 17 Refunding, 0.5%, 12/01/2024	350,000	348,773
North Little Rock, AR, School District No. 1 (Pulaski County), 2%, 2/01/2027	2,000,000	2,104,220
Pulaski County, AR, Little Rock School District Construction Refunding, “A”, 5%, 2/01/2027	1,925,000	2,322,397
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041 (Prerefunded 8/01/2022)	2,000,000	2,043,641
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2023 (w)	250,000	262,342
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2024 (w)	285,000	311,397
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2025 (w)	300,000	340,339
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2026 (w)	315,000	369,076
Saline County, AR, Benton School District No. 8 Construction, 5%, 2/01/2027 (w)	330,000	398,089
Saline County, AR, Benton School District No. 8 Construction, 4%, 2/01/2028 (w)	350,000	404,739
		$19,243,219

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – 10.7%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), 5%, 12/01/2047	$2,000,000	$2,447,902
Arkansas Development Finance Authority, Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	1,000,000	1,157,646
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2034	740,000	934,435
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2044	1,000,000	1,239,148
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	750,000	820,830
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	1,250,000	1,332,390
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,900,000	2,258,146
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 4%, 2/01/2042	990,000	1,125,620
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,823,052
Batesville, AK, Public Facilities Board, Hospital Rev. (White River Health System, Inc.), 5%, 6/01/2027	500,000	590,015
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	5,000	6,102
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	90,000	103,340
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032 (Prerefunded 8/01/2022)	540,000	553,115
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 4%, 8/01/2038	1,000,000	1,086,153
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	20,000	21,863
Pulaski County, AR, Public Facilities Board, Healthcare Rev., 5.5%, 7/01/2043 (Prerefunded 7/01/2023)	750,000	808,202
Springdale, AR, Public Facilities Board Hospital Rev. (Children's Northwest Project), 5%, 3/01/2040	2,820,000	3,301,688
		$19,609,647
Industrial Revenue - Other – 0.4%
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	$390,000	$400,404
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032 (n)	92,900	98,299
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	230,000	253,765
		$752,468
Industrial Revenue - Paper – 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$111,213
Miscellaneous Revenue - Other – 4.7%
Arkansas Development Finance Authority Rev., Public Safety Charges (Emergency Management Project), 4%, 6/01/2031	$1,070,000	$1,251,177
Arkansas Development Finance Authority, Public Safety Charges (Arkansas Division of Emergency Management Project), 4%, 6/01/2045	2,955,000	3,374,290
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	2,000,000	2,247,613
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,615,000	1,628,943
		$8,502,023
Sales & Excise Tax Revenue – 18.6%
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2034	$1,000,000	$1,095,919
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2035	1,000,000	1,093,299
Bentonville, AR, Sales & Use Tax Refunding Improvement, “B”, 3%, 11/01/2036	785,000	857,062
Cabot, AR, Sales & Use Tax Refunding and Improvements, 5%, 6/01/2026 (Prerefunded 6/01/2023)	700,000	745,864
Cabot, AR, Sales & Use Tax Refunding and Improvements, 5%, 6/01/2027 (Prerefunded 6/01/2023)	1,300,000	1,385,177
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2029	250,000	298,297
Cabot, AR, Sales & Use Tax Refunding and Improvements, “B”, 4%, 12/01/2030	100,000	118,700
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2024	955,000	1,017,306
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2025	635,000	688,318
Clarksville, AR, Sales & Use Tax Capital Improvement Refunding, BAM, 3%, 11/01/2026	1,020,000	1,121,038
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	895,628
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,210,580
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2032	350,000	384,133
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2033	370,000	405,160
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2034	380,000	415,021
Forrest City, AR, Sales & Use Tax , 3%, 11/01/2036	400,000	434,400
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	403,324
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,025,000	2,055,852
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	10,000	12,265
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	10,000	12,449

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	$10,000	$12,722
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	45,000	51,830
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	65,000	73,260
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	415,000	470,196
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,308,294
Mississippi County, AR, 4%, 6/01/2036	650,000	700,065
Mississippi County, AR, 4%, 6/01/2038	1,095,000	1,175,989
Mountain View, AK, Sales and Use Tax Rev., BAM, 4%, 11/01/2027	335,000	387,135
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2031	335,000	358,168
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2032	395,000	420,298
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2033	405,000	429,730
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2034	415,000	441,347
Mountain View, AK, Sales and Use Tax Rev., BAM, 3%, 11/01/2035	425,000	450,567
Phillips County, AR, Sales & Use Tax, BAM, 3.75%, 9/01/2038	1,170,000	1,218,852
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	36,000	41,044
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,108,000	2,440,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	355,000	400,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	120,000	135,216
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	2,000	2,260
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	62,000	70,966
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	6,000	5,792
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	66,000	61,025
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	12,000	10,531
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	593,000	482,433
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	568,000	430,541
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	2,189,000	743,887
Rogers, AR, Sales & Use Tax Rev., “B”, 5%, 11/01/2036	2,000,000	2,394,066
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028 (Prerefunded 11/01/2022)	1,000,000	1,039,222
Springdale, AR, Sales & Use Tax Rev., BAM, 5%, 4/01/2037	1,000,000	1,096,748
Springdale, AR, Sales & Use Tax Rev., BAM, 3.6%, 4/01/2041	2,000,000	2,078,863
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	180,000	191,992
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	200,000	204,743
		$33,977,717
Secondary Schools – 0.6%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	$750,000	$774,058
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	250,000	284,137
		$1,058,195
Single Family Housing - State – 0.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$475,000	$508,847
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	505,000	540,382
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	410,000	450,858
		$1,500,087
State & Local Agencies – 6.4%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,655,644
Arkansas Development Finance Authority State Agencies Facilities Revenue Refunding and Construction (Justice Building Project), 4%, 12/01/2050	2,570,000	2,892,061
Colorado State University Board of Governors, System Enterprise Refunding Rev., “E”, 4%, 3/01/2043	840,000	957,084
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 0.864% (LIBOR - 3mo. + 0.75%), 6/01/2037	1,315,000	1,272,948
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	200,000	250,455
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	385,000	468,026
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	150,000	177,116
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	345,000	426,334

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	$580,000	$709,548
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	2,360,000	1,260,615
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	525,000	592,316
		$11,662,147
Student Loan Revenue – 0.1%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$70,000	$73,760
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	185,000	190,423
		$264,183
Tax - Other – 4.2%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,204,589
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,327,888
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	210,000	214,195
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	890,000	919,168
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	890,000	945,534
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	100,000	109,528
		$7,720,902
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$15,000	$17,138
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	13,000	15,254
		$32,392
Tobacco – 2.4%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2027	$2,470,000	$2,312,871
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2028	500,000	457,702
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	105,000	131,956
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	185,000	208,013
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	750,000	870,984
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	2,010,000	332,683
		$4,314,209
Toll Roads – 0.3%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$230,000	$254,494
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	198,333
		$452,827
Transportation - Special Tax – 2.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$20,000	$20,276
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	715,000	726,022
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	395,000	407,277
New Jersey Economic Development Authority Rev. (NJ Transit Transportation Project), 4%, 11/01/2044	1,015,000	1,156,497
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	95,000	117,977
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	65,000	80,334
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	365,952
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	154,469
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 4%, 6/15/2044	1,775,000	2,002,031
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	150,809
		$5,181,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – 13.4%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,596,737
Arkansas State University, Student Fee Rev. (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	548,524
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2030	410,000	536,778
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2031	430,000	559,932
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2032	450,000	584,803
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 5%, 12/01/2033	475,000	616,324
Board of Trustees of the University of Arkansas Various Facilities Refunding Rev., “A”, 4%, 12/01/2035	410,000	488,717
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	620,000	715,731
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2034	500,000	596,410
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2035	500,000	595,492
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 4%, 10/01/2038	650,000	769,484
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	86,127
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	142,100
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	60,000	60,394
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	65,000	65,975
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,140,765
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	395,258
University of Arkansas Athletic Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2033	1,450,000	1,833,939
University of Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029 (Prerefunded 12/01/2022)	605,000	631,484
University of Arkansas Auxiliary Enterprises Rev. (UALR Campus), “A”, 5%, 5/01/2029 (Prerefunded 5/01/2022)	200,000	203,160
University of Arkansas Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,837,492
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032 (Prerefunded 5/01/2024)	1,000,000	1,106,776
University of Arkansas Facilities Rev. (Fayetteville Campus), “A”, 5%, 11/01/2043	1,500,000	1,872,095
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	563,709
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	841,160
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,163,903
University of Arkansas Facilities Rev. (UAMS Campus), “A”, 5%, 3/01/2031	915,000	1,160,925
University of Arkansas Various Facilities Refunding Rev. (Uams Campus), “A”, 5%, 12/01/2025	500,000	585,343
University of Central Arkansas Student Fee Rev., “A”, AGM, 5%, 11/01/2038	500,000	574,395
University of Central Arkansas Student Fee Rev., “A”, AGM, 4%, 11/01/2048	550,000	601,973
		$24,475,905
Universities - Dormitories – 0.8%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), BAM, 5%, 5/15/2051	$1,130,000	$1,360,085
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$155,000	$158,875
Utilities - Municipal Owned – 5.3%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,155,583
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032 (Prerefunded 9/01/2022)	1,130,000	1,165,855
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,154,212
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036 (Prerefunded 9/01/2022)	1,165,000	1,201,965
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	2,892,718
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	410,000	408,462
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	65,000	64,756
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	30,000	29,437
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	15,000	15,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	145,000	145,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	15,000	14,644
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	155,000	151,319
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	260,000	259,025
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	137,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	$80,000	$78,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	60,000	58,575
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	70,000	69,737
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	9,963
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	210,000	209,212
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	16,025
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	10,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	25,000	25,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	95,000	92,744
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	110,000	110,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	35,000	35,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	95,000	95,000
		$9,605,357
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$155,000	$159,825
Water & Sewer Utility Revenue – 11.2%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,056,370
Conway, AR, Wastewater Improvement Rev., “A”, 4%, 10/01/2039	525,000	606,675
Fort Smith, AR, Water and Sewer and Construction Rev., 5%, 10/01/2035	3,850,000	4,779,929
Fort Smith, AR, Water and Sewer Refunding Construction Rev., 5%, 10/01/2031	500,000	623,702
Fort Smith, AR, Water and Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	456,416
Fort Smith, AR, Water and Sewer Rev., BAM, 3%, 10/01/2029	325,000	358,100
Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,191,385
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	97,057
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	500,000	566,456
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	245,000	266,756
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	245,000	265,154
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	200,000	244,591
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2047	1,000,000	1,044,944
Hot Springs, AR, Construction Wastewater Rev., “B”, BAM, 2.75%, 12/01/2050	1,000,000	1,042,199
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2035	1,125,000	1,376,008
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2039	1,000,000	1,221,037
Hot Springs, AR, Waterworks Rev., BAM, 4%, 10/01/2041	500,000	608,140
Hot Springs, AR, Waterworks Rev., BAM, 3.75%, 10/01/2043	1,750,000	1,874,028
Malvern, AR, Water and Sewer Refunding and Construction Rev., BAM, 3.7%, 8/01/2043	750,000	768,804
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	50,000	55,345
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	65,000	71,744
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,176
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	82,802
Salem, AR, Public Water Authority Refunding Rev., BAM, 5%, 1/01/2027	600,000	715,418
Salem, AR, Public Water Authority Refunding Rev., BAM, 5%, 1/01/2028	210,000	255,392
Salem, AR, Public Water Authority Refunding Rev., BAM, 3%, 1/01/2030	340,000	370,170
Salem, AR, Public Water Authority Refunding Rev., BAM, 3%, 1/01/2031	345,000	372,496
		$20,404,294
Total Municipal Bonds		$179,336,256
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$245,000	$219,672
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	500,000	162,693
Total Bonds		$382,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 0.07% (v)	3,145,258	$3,145,258

Other Assets, Less Liabilities – (0.2)%		(365,568)
Net Assets – 100.0%		$182,498,311
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,145,258 and $179,718,621, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,815,705, representing 1.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$179,336,256	$—	$179,336,256
U.S. Corporate Bonds	—	382,365	—	382,365
Mutual Funds	3,145,258	—	—	3,145,258
Total	$3,145,258	$179,718,621	$—	$182,863,879
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,447,457	$42,223,082	$40,525,281	$—	$—	$3,145,258
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,175	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Arkansas	73.9%
Puerto Rico	6.2%
New Jersey	2.9%
Guam	2.8%
Illinois	2.4%
New York	1.7%
California	1.5%
Massachusetts	1.1%
Ohio	0.8%
Texas	0.8%
Maryland	0.7%
North Carolina	0.7%
Pennsylvania	0.7%
Colorado	0.6%
Iowa	0.4%
Michigan	0.4%
Connecticut	0.3%
South Carolina	0.3%
Wisconsin	0.3%
Alabama	0.2%
Washington DC	0.2%
Virginia	0.2%
Indiana	0.1%
Tennessee	0.1%
Utah	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.